February 3, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

                 Re: The Gabelli Money Market Funds (the "Fund")
                 File Nos. 33-48220 and 811-6687


Dear Sir or Madam:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus, does not differ from that contained in Post-Effective Amendment No. 18 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on January 30, 2006 (Accession No.
0000935069-06-000247).

         Any questions with respect to this filing should be directed to my attention at (617) 338-4352.

Very truly yours,


/S/ HEATHER MELITO-DEZAN
Heather Melito-Dezan
Senior Regulatory Administrator
Regulatory Administration Department
PFPC Inc.
99 High Street, 27th Floor
Boston, MA  02110


cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         D. O'Donnell - Willkie, Farr & Gallagher LLP
         J. DelPrete